OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of expenses [text block] [Abstract]
Disclosure of other operating expense [text block]
	2018 £m	2017 £m	2016 £m
Staff costs:
Salaries	2,482	2,679	2,750
Performance-based compensation	509	473	475
Social security costs	343	361	363
Pensions and other post-retirement benefit schemes (note 35)	705	625	555
Restructuring costs	249	24	241
Other staff costs	474	448	433
	4,762	4,610	4,817
Premises and equipment:
Rent and rates	370	365	365
Repairs and maintenance	190	231	187
Other	169	134	120
	729	730	672
Other expenses:
Communications and data processing	1,121	882	848
Advertising and promotion	197	208	198
Professional fees	287	328	265
UK bank levy	225	231	200
Other	653	814	873
	2,483	2,463	2,384
Depreciation and amortisation:
Depreciation of property, plant and equipment (note 26)	1,852	1,944	1,761
Amortisation of acquired value of in-force non-participating investment contracts (note 24)	40	34	37
Amortisation of other intangible assets (note 25)	513	392	582
	2,405	2,370	2,380
Goodwill impairment (note 23)	–	8	–
Total operating expenses, excluding regulatory provisions	10,379	10,181	10,253
Regulatory provisions:
Payment protection insurance provision (note 37)	750	1,300	1,350
Other regulatory provisions[1] (note 37)	600	865	1,024
	1,350	2,165	2,374
Total operating expenses	11,729	12,346	12,627
1	In 2016, regulatory provisions of £61 million were charged against income.

Disclosure of performance-based compensation costs [text block]	The table below analyses the Group’s performance-based compensation costs between those relating to the current performance year and those relating to earlier years.

	2018 £m	2017 £m	2016 £m
Performance-based compensation expense comprises:
Awards made in respect of the year ended 31 December	362	334	312
Awards made in respect of earlier years	147	139	163
	509	473	475

Performance-based compensation expense deferred until later years comprises:
Awards made in respect of the year ended 31 December	152	127	123
Awards made in respect of earlier years	37	35	41
	189	162	164

Disclosure of information about employees [text block]	The average number of persons on a headcount basis employed by the Group during the year was as follows:
	2018	2017	2016
UK	71,857	75,150	79,606
Overseas	769	794	812
Total	72,626	75,944	80,418